Expenses	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses	Expenses:

For the years ended December 31	2020	2019

Cost of sales	$2,107,533	$2,570,840
Selling and distribution	498,126	498,738
Administrative expenses	106,593	74,486
Total expenses by function	$2,712,252	$3,144,064
Cost of raw materials and purchased methanol	1,705,387	2,169,027
Ocean freight and other logistics	328,635	334,650
Employee expenses, including share-based compensation	246,779	184,171
Other expenses	74,322	112,089
Cost of sales and operating expenses	2,355,123	2,799,937
Depreciation and amortization	357,129	344,127
Total expenses by nature	$2,712,252	$3,144,064

For the year ended December 31, 2020 we recorded a share-based compensation expense of $55.3 million (2019 - recovery of $4.0 million), the majority of which is included in administrative expenses for the total expenses by function presentation above.
Included in cost of sales is $251 million (2019 - $359 million) of cost of sales which are recognized as sales to Methanex in our Atlas equity investee’s statements of income.